OTHER RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLE
	December 31, 2025	December 31, 2024
Income tax advances	$26,764	$66,444
Interest receivable (*)	500,927	134,823
Due from shareholders	1,300	1,025
	$528,991	$202,292